Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
Cash and cash equivalents
	December 31, 2020	December 31, 2019
Cash on hand and at banks	$94,787	$77,041
Short-term deposits and highly liquid funds	94	950
Restricted cash	16,303	736
Cash and cash equivalents and restricted cash	$111,184	$78,727